UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark E. Brady
Title:    Chief Operations Officer
Phone:    (937) 291-1223

Signature, Place and Date of Signing:


/s/ Mark E. Brady                  Dayton, Ohio               November 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total:  $4,812,471
                                         (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                            Eubel Brady & Suttman Asset Management, Inc.
                                                            SEC Form 13-F
                                                                38625
            ITEM #1              ITEM #2   ITEM #3     ITEM #4      ITEM #5             ITEM #6         ITEM #7        ITEM #8
                                                        MARKET
                                                        VALUE              SH/   INVESTMENT DESCRETION             VOTING AUTHORITY
        NAME OF ISSUER            TITLE     CUSIP     (X$1,000)   QUANTITY PRN   SOLE     SHARED OTHER   MGRS  SOLE     SHARED OTHER
------------------------------------------------------------------------------------------------------------------------------------
21ST CENTURY INS GROUP           COM      90130N103      353         22130 SH     SOLE    N/A    N/A    N/A      22130 N/A    N/A
AAMES INV CORP MD                COM      00253G108    17537       2792500 SH     SOLE    N/A    N/A    N/A    2792500 N/A    N/A
ACCREDITED HOME LENDERS          COM      00437P107    41205       1171920 SH     SOLE    N/A    N/A    N/A    1171920 N/A    N/A
ACETO CORP                       COM      004446100     1129        195677 SH     SOLE    N/A    N/A    N/A     195677 N/A    N/A
ALTRIA GROUP INC                 COM      02209S103   100652       1365510 SH     SOLE    N/A    N/A    N/A    1365510 N/A    N/A
AMERICA SVC GROUP INC            COM      02364l109    12943        780161 SH     SOLE    N/A    N/A    N/A     780161 N/A    N/A
AMERICAN FIN RLTY TR             COM      02607P305   129090       9090873 SH     SOLE    N/A    N/A    N/A    9090873 N/A    N/A
AMERICAN HOME MTG INVT CORP      COM      02660R107    68907       2274147 SH     SOLE    N/A    N/A    N/A    2274147 N/A    N/A
AMERICAN P CONVERSION CORP       COM      029066107   175591       6776943 SH     SOLE    N/A    N/A    N/A    6776943 N/A    N/A
AMERICREDIT CORP                 COM      03060R101   190903       7997594 SH     SOLE    N/A    N/A    N/A    7997594 N/A    N/A
ASHFORD HOSPITALITY T INC        COM SHS  044103109    44903       4173160 SH     SOLE    N/A    N/A    N/A    4173160 N/A    N/A
ATLAS AMER INC                   COM      049167109     7461        152730 SH     SOLE    N/A    N/A    N/A     152730 N/A    N/A
BERKSHIRE HATHAWAY INC DEL       CL B     084670207    49914         18277 SH     SOLE    N/A    N/A    N/A      18277 N/A    N/A
BIMINI MGMT INC                  CL A     09031E400     8296        734170 SH     SOLE    N/A    N/A    N/A     734170 N/A    N/A
BOB EVANS FARMS INC              COM      096761101     9604        422887 SH     SOLE    N/A    N/A    N/A     422887 N/A    N/A
CABLEVISION SYS CORP             CL A NY
                                 CABLVS   12686C109    86852       2831825 sh     SOLE    N/A    N/A    N/A    2831825 N/A    N/A
CAPITAL LEASE INC                COM      140288101    17941       1733415 sh     SOLE    N/A    N/A    N/A    1733415 N/A    N/A
CENTURY TEL INC                  COM      156700106    61626       1761739 sh     SOLE    N/A    N/A    N/A    1761739 N/A    N/A
COLDWATER CREEK INC              COM      193068103    13040        517052 sh     SOLE    N/A    N/A    N/A     517052 N/A    N/A
COMCAST CORP NEW                 CL A     20030n101   104980       3573177 sh     SOLE    N/A    N/A    N/A    3573177 N/A    N/A
COMPUDYNE CORP                   COM PAR
                                 $0.75    204795306     1738        299638 SH     SOLE    N/A    N/A    N/A     299638 N/A    N/A
CONSOL ENERGY INC                COM      20854P109   315766       4140102 SH     SOLE    N/A    N/A    N/A    4140102 N/A    N/A
DIAMONDROCK HOSPITALITY CO       COM      252784301    37790       3216193 SH     SOLE    N/A    N/A    N/A    3216193 N/A    N/A
DUN 7 BRADSTREET CORP DEL l NE   COM      26483E100    66697       1012550 SH     SOLE    N/A    N/A    N/A    1012550 n/a    N/A
ECC CAPITAL CORP                 COM      26826M108    23173       7108328 SH     SOLE    N/A    N/A    N/A    7108328 N/A    N/A
EMMIS COMMUNICATIONS CORP        CL A     291525103    60375       2731911 SH     SOLE    N/A    N/A    N/A    2731911 N/A    N/A
FRIEDMAN BILLINGS RAMSEY GRO     CL A     358434108   116296      11412758 SH     SOLE    N/A    N/A    N/A   11412758 N/A    N/A
GANNETT INC                      COM      364730101     4938         71745 SH     SOLE    N/A    N/A    N/A      71745 N/A    N/A
GENERAL COMMUNICATION INC        CL A     369385109     5114        516540 SH     SOLE    N/A    N/A    N/A     516540 N/A    N/A
GOLDEN WEST FIN CORP DEL         COM      381317106   143844       2422016 SH     SOLE    N/A    N/A    N/A    2422016 N/A    N/A
GOVERNMENT PPTYS TR INC          COM      38374W107     9568        976330 SH     SOLE    N/A    N/A    N/A     976330 N/A    N/A
HEARST - ARGYLE TELEVISION INC   COM      422317107    58586       2280489 SH     SOLE    N/A    N/A    N/A    2280489 N/A    N/A
HIGHLAND HOSPITALITY CORP        COM      430141101    41686       4062920 SH     SOLE    N/A    N/A    N/A    4062920 N/A    N/A
HOMEBANC CORP G4                 COM      43738R109    66615       8628842 SH     SOLE    N/A    N/A    N/A    8628842 N/A    N/A
IHOP CORP                        COM      449623107     9742        239131 SH     SOLE    N/A    N/A    N/A     239131 N/A    N/A
INSIGHT COMMUNICATIONS INC       CL A     45768V108    60377       5191461 SH     SOLE    N/A    N/A    N/A    5191461 N/A    N/A
INTEGRATED ALARM SVCS GROUP      COM      45890M109    13869       3698268 SH     SOLE    N/A    N/A    N/A    3698268 N/A    N/A
ITLA CAP CORP                    COM      450565106    17225        328158 SH     SOLE    N/A    N/A    N/A     328158 N/A    N/A
JONES APPAREL GROUP INC          COM      480074103    71804       2519429 SH     SOLE    N/A    N/A    N/A    2519429 N/A    N/A
KNIGHT-RIDDER INC                COM      499040103   164227       2798683 SH     SOLE    N/A    N/A    N/A    2798683 N/A    N/A
LANCASTER COLONY CORP            COM      513847103    73072       1699348 SH     SOLE    N/A    N/A    N/A    1699348 N/A    N/A
LEE ENTERPRISES INC              COM      523768109    88185       2075908 SH     SOLE    N/A    N/A    N/A    2075908 N/A    N/A
LEUCADIA NA CORP                 COM      527288104   193628       4492521 SH     SOLE    N/A    N/A    N/A    4492521 N/A    N/A
LIBERTY GLOBAL INC               COM
                                 SER A    530555101    11909        450742 SH     SOLE    N/A    N/A    N/A     450742 N/A    N/A
LIBERTY MEDIA CORP NEW           COM
                                 SER A    530718105    85840      10663400 SH     SOLE    N/A    N/A    N/A   10663400 N/A    N/A
MARKEL CORP                      COM      570535104    11604         35109 SH     SOLE    N/A    N/A    N/A      35109 N/A    N/A
MCG CAPITAL CORP                 COM      58047P107    84853       5029823 SH     SOLE    N/A    N/A    N/A    5029823 N/A    N/A
MEDIACOM COMMUNICATIONS CORP     CL A     58446K105    79815      10815012 SH     SOLE    N/A    N/A    N/A   10815012 N/A    N/A
MERCURY GEN CORP NEW             COM      589400100   124633       2077557 SH     SOLE    N/A    N/A    N/A    2077557 N/A    N/A
MORTGAGEIT HLDGS INC             COM      61915Q108    36876       2593250 SH     SOLE    N/A    N/A    N/A    2593250 N/A    N/A
NATIONAL BEVERAGE CORP           COM      635017106     2386        307410 SH     SOLE    N/A    N/A    N/A     307410 N/A    N/A
NEW CENTURY FINANCIAL CORP M     COM      6435EV108    42862       1181753 SH     SOLE    N/A    N/A    N/A    1181753 N/A    N/A
NEW YORK M T INC                 COM      649604105    19308       2584785 SH     SOLE    N/A    N/A    N/A    2584785 N/A    N/A
NGP CAP RE CO                    COM      62912R107    25032       1662184 SH     SOLE    N/A    N/A    N/A    1662184 N/A    N/A
NORTH FORK BANCORPORATION NY     COM      659424105   201858       7915984 SH     SOLE    N/A    N/A    N/A    7915984 N/A    N/A
NVR INC                          COM      62944T105   240313        271556 SH     SOLE    N/A    N/A    N/A     271556 N/A    N/A
PETROHAWK ENERGY CORP            COM      716495106    41847       2904000 SH     SOLE    N/A    N/A    N/A    2904000 N/A    N/A
PFIZER INC                       COM      717081103    89240       3573901 SH     SOLE    N/A    N/A    N/A    3573901 N/A    N/A
QUANTA CAPITAL HLDGS LTD         SHS      G7313F106    61295      10215824 SH     SOLE    N/A    N/A    N/A   10215824 N/A    N/A
RAILAMERICA INC                  COM      750753105    24401       2050540 SH     SOLE    N/A    N/A    N/A    2050540 N/A    N/A
RANGE RES CORP                   COM      75281a109     9746        252430 SH     SOLE    N/A    N/A    N/A     252430 N/A    N/A
RESOURCE AMERICA INC             CL A     761195205     3443        194430 SH     SOLE    N/A    N/A    N/A     194430 N/A    N/A
RLI CORP                         COM      749607107    79009       1707931 SH     SOLE    N/A    N/A    N/A    1707931 N/A    N/A
SAXON CAP INC NEW                COM      80556T106    36766       3102651 SH     SOLE    N/A    N/A    N/A    3102651 N/A    N/A
SEABRIGHT INSURANCE HLDGS INC    COM      811656107    16444       1270780 SH     SOLE    N/A    N/A    N/A    1270780 N/A    N/A
SHERWIN WILLIAMS CO              COM      824348106   107900       2448373 SH     SOLE    N/A    N/A    N/A    2448373 N/A    N/A
SPECIALTY UNDERWRITERS ALLI      COM      84751T309     6669        815240 SH     SOLE    N/A    N/A    N/A     815240 N/A    N/A
SUPREME INDS INC                 CL A     868607102     4841        515505 SH     SOLE    N/A    N/A    N/A     515505 N/A    N/A
TELEPHONE & Data Sys Inc         SPLCOM   879433860    88037       2344539 SH     SOLE    N/A    N/A    N/A    2344539 N/A    N/A
TELEPHONE & Data Sys Inc         COM      879433100   101066       2591446 SH     SOLE    N/A    N/A    N/A    2591446 N/A    N/A
THOMAS PPTYS GROUP INC           COM      884453101    20627       1586715 SH     SOLE    N/A    N/A    N/A    1586715 N/A    N/A
TIMBERLAND CO                    CL A     887100105    90304       2673290 SH     SOLE    N/A    N/A    N/A    2673290 N/A    N/A
TOPPS INC                        COM      890786106    18661       2273018 SH     SOLE    N/A    N/A    N/A    2273018 N/A    N/A
TOWER GROUP INC                  COM      891777104    30180       1996056 SH     SOLE    N/A    N/A    N/A    1996056 N/A    N/A
TRINITY INDS INC                 COM      896522109   130944       3233994 SH     SOLE    N/A    N/A    N/A    3233994 N/A    N/A
UST INC                          COM      902911106    94737       2263178 SH     SOLE    N/A    N/A    N/A    2263178 N/A    N/A
WASHINGTON MUT INC               COM      939322103     1787         45559 SH     SOLE    N/A    N/A    N/A      45559 N/A    N/A